REVENUE AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
REVENUE AND SEGMENT INFORMATION
Schedule of revenue recognized during the years

	2016	2017	2018
Sales of goods (net of value-added tax)	144,564,755	180,704,153	179,784,444
Rendering of services	123,966	163,732	215,557
Rental income	165,861	152,543	240,153

	144,854,582	181,020,428	180,240,154

Schedule of disaggregated revenue information

For the year ended December 31, 2018

					Corporate
		Primary			and other
	Alumina	aluminum	Energy		operating	Inter-segment
	segment	segment	segment	Trading	segments	elimination	Total
Type of goods or services
Sales of goods	43,979,059	53,771,379	7,019,716	141,979,219	667,095	(67,632,024)	179,784,444
Rendering of services	—	—	215,557	—	—	—	215,557
Total revenue	43,979,059	53,771,379	7,235,273	141,979,219	667,095	(67,632,024)	180,000,001

Geographical markets
Mainland China	43,979,059	53,771,379	7,235,273	132,762,660	667,095	(67,632,024)	170,783,442
Outside of mainland China	—	—	—	9,216,559	—	—	9,216,559
Total revenue	43,979,059	53,771,379	7,235,273	141,979,219	667,095	(67,632,024)	180,000,001

Timing of revenue recognition
Goods transferred at a point in time	43,979,059	53,771,379	7,019,716	141,979,219	667,095	(67,632,024)	179,784,444
Services transferred over time	—	—	215,557	—	—	—	215,557
Total revenue	43,979,059	53,771,379	7,235,273	141,979,219	667,095	(67,632,024)	180,000,001

Revenue from contracts with customers
External customers	14,586,564	41,313,516	7,036,936	116,608,916	454,069	—	180,000,001
Intersegment sales	29,392,495	12,457,863	198,337	25,370,303	213,026	—	67,632,024
	43,979,059	53,771,379	7,235,273	141,979,219	667,095	—	247,632,025
Intersegment adjustments and eliminations	(29,392,495)	(12,457,863)	(198,337)	(25,370,303)	(213,026)	—	(67,632,024)
Total revenue	14,586,564	41,313,516	7,036,936	116,608,916	454,069	—	180,000,001

Schedule of disaggregated revenue information recognised performance obligation

2018
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
— Sale of goods	1,277,125
— Others	32,947

1,310,072

Schedule of performance obligations

The transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, 2018 are as follows:

Within one year	1,579,322
More than one year	132,844

1,712,166

Schedule of operating segments

	Year ended December 31, 2016
					Corporate
					and other	Inter-
		Primary			operating	segment
	Alumina	aluminum	Energy	Trading	segments	eliminations	Total
Total revenue	30,027,317	35,089,860	4,519,806	114,345,851	504,355	(39,632,607)	144,854,582
Inter-segment revenue	(20,508,466)	(4,981,936)	(137,460)	(13,906,423)	(98,322)	39,632,607	—

Sales of self-produced products (Note (i))				18,292,949

Sales of products sourced from external suppliers				82,146,479
Revenue from external customers	9,518,851	30,107,924	4,382,346	100,439,428	406,033	—	144,854,582

Segment profit/(loss) before income tax	910,426	2,183,826	33,408	804,207	(1,993,161)	(318,017)	1,620,689

Income tax expense							(403,899)

Profit for the year							1,216,790

Other items
Finance income	302,230	36,139	51,897	226,941	198,522	—	815,729
Finance costs	(1,016,455)	(1,226,821)	(987,422)	(329,454)	(1,459,756)	—	(5,019,908)
Share of profits and losses of joint ventures	(41,367)	—	(28,312)	—	(25,829)	—	(95,508)
Share of profits and losses of associates	—	958	87,359	(810)	27,584	—	115,091
Amortization of land use rights	(43,523)	(27,464)	(11,172)	(15)	(17,550)	—	(99,724)
Depreciation and amortization (excluding the amortization of land use rights)	(2,847,343)	(2,612,308)	(1,298,483)	(54,724)	(88,095)	—	(6,900,953)
Gain on disposal of property, plant and equipment and land use rights	191,364	361,155	253,566	2,890	7,746	—	816,721
Impairment of property, plant and equipment	(35,893)	(18,239)	(2,948)	—	—	—	(57,080)
Changes in fair value gains and losses	—	16,778	—	109,906	27,901	—	154,585
Realized loss on futures, forward and option contracts, net	(1,297)	(271,000)	—	(457,702)	(560,268)	—	(1,290,267)
Changes for impairment of inventories	684,271	505,595	159	471,218	1,145	—	1,662,388
Provision for impairment of receivables, net of bad debts recovered	53,144	(2,465)	(836)	(5,838)	—	—	44,005
Gain on disposal of associates	—	—	—	—	128,833	—	128,833
Dividends from available for sale financial assets	—	—	1,000	—	139,929	—	140,929
Additions during the period:
Investment in joint ventures	2,631,546	—	1,559,966	—	2,048,688	—	6,240,200
Investment in associates	69,000	313,244	2,351,845	146,926	3,045,518	—	5,926,533
Intangible assets	336,603	3	6,857	509	127	—	344,099
Land use rights	—	26	20,937	—	—	—	20,963
Investment properties	50,285	3,354	—	38,628	—	—	92,267
Property, plant and equipment (Note (ii))	2,455,066	4,203,385	1,582,039	42,476	143,736	—	8,426,702

Note:

(i)

The sales of self-produced products include sales of self-produced alumina amounting to RMB12,795 million, sales of self-produced primary aluminum amounting RMB3,684 million, and sales of self-produced other products amounting to RMB1,814 million.

(ii)	The additions to property, plant and equipment under sale and leaseback contracts (note 20) are not included.

	Year ended December 31, 2017
					Corporate
					and other	Inter-
		Primary			operating	segment
	Alumina	aluminum	Energy	Trading	segments	eliminations	Total
Total revenue	38,997,261	47,245,646	6,250,966	146,854,723	645,314	(58,973,482)	181,020,428
Inter-segment revenue	(24,431,939)	(10,693,678)	(517,269)	(23,159,115)	(171,481)	58,973,482	—

Sales of self-produced products (Note (i))				23,158,952

Sales of products sourced from external suppliers				100,536,656
Revenue from external customers	14,565,322	36,551,968	5,733,697	123,695,608	473,833	—	181,020,428

Segment profit/(loss) before income tax	3,290,945	826,632	(171,310)	733,731	(1,728,563)	97,575	3,049,010

Income tax expense							(643,734)

Profit for the year							2,405,276

Other items
Finance income	233,016	83,996	44,015	192,327	153,336	—	706,690
Finance costs	(708,655)	(1,212,249)	(1,000,767)	(467,090)	(1,814,663)	—	(5,203,424)
Share of profits and losses of joint ventures	82,619	—	(383,263)	1,885	306,910	—	8,151
Share of profits and losses of associates	—	(16,887)	(181,667)	9,463	23,842	—	(165,249)
Amortization of land use rights	(42,768)	(25,120)	(15)	(6,376)	(17,300)	—	(91,579)
Depreciation and amortization (excluding the amortization of land use rights)	(2,781,350)	(2,516,058)	(1,510,218)	(78,724)	(86,200)	—	(6,972,550)
Gain on disposal of property, plant and equipment and land use rights	47,243	40,106	(12,826)	1,673	543	—	76,739
Realized gain/(loss) on futures, forward and option contracts, net	3,398	(47,730)	1,585	(24,953)	43,749	—	(23,951)
Impairment of property, plant and equipment	(568)	—	(15,632)	—	—	—	(16,200)
Unrealized gain/(loss) on futures, forward and option contracts, net	—	(17,033)	—	(92,719)	(21,321)	—	(131,073)
Gain on deemed disposal and disposal of subsidiaries	—	—	38,397	54,599	232,026	—	325,022
Changes for impairment of inventories	79,063	64,734	4,488	722	5,287	—	154,294
Reversal of/(provision for) impairment of receivables, net of bad debts recovered	(17,453)	269	(25,119)	(18,396)	—	—	(60,699)
Gain on disposal and dividends of available for sale	—	2,792	—	—	76,616	—	79,408
Gain on previously held equity interest remeasured at a acquisition-date fair value	—	—	117,640	—	—	—	117,640
Investments in associates	90,875	296,357	2,170,178	184,149	4,193,471	—	6,935,030
Investments in joint ventures	2,809,758	—	878,196	28,865	2,290,805	—	6,007,624
Additions during the period:
Intangible assets	—	197	284,509	372	89	—	285,167
Land use rights	—	—	27,956	25,199	6,060	—	59,215
Property, plant and equipment (Note (ii))	2,642,350	5,533,168	1,268,051	64,005	256,093	—	9,763,667

Note:

(i)

The sales of self-produced products include sales of self-produced alumina amounting to RMB13,187 million, sales of self-produced primary aluminum amounting RMB6,680, and sales of self-produced other products amounting to RMB3,292 million.

(ii)	Change for impairment of inventories do not include change for impairment due to disposal of subsidiaries.

(iii)The additions to property, plant and equipment under sale and leaseback contracts (note 20) are not included.

	Year ended December 31, 2018
					Corporate
					and other
		Primary			operating	Inter-segment
	Alumina	aluminum	Energy	Trading	segments	eliminations	Total
Total revenue	44,150,937	53,802,172	7,235,273	142,016,561	667,235	(67,632,024)	180,240,154
Inter-segment revenue	(29,392,495)	(12,457,863)	(198,337)	(25,370,303)	(213,026)	67,632,024	—

Sales of self-produced products (Note (i))				34,453,683

Sales of products sourced from external suppliers				82,192,575
Revenue from external customers	14,758,442	41,344,309	7,036,936	116,646,258	454,209	—	180,240,154

Segment profit/(loss) before income tax	3,496,381	(929,298)	26,020	779,451	(1,267,146)	198,103	2,303,511

Income tax expense							(822,499)

Profit for the year							1,481,012

Other items
Finance income	100,125	54,458	15,744	136,513	185,392	—	492,232
Finance costs	(399,344)	(1,131,622)	(1,047,285)	(366,807)	(1,937,438)	—	(4,882,496)
Share of profits and losses of joint ventures	37,377	8	(225,377)	9,010	(20,470)	—	(199,452)
Share of profits and losses of associates	(1,141)	17,102	(52,368)	19,375	56,367	—	39,335
Amortization of land use rights	(39,027)	(41,175)	(9,335)	(18,000)	—	—	(107,537)
Depreciation and amortization (excluding the amortization of land use rights)	(2,846,051)	(2,954,801)	(1,962,081)	(101,705)	(82,962)	—	(7,947,600)
Gain on disposal of property, plant and equipment and land use rights	53,116	15,211	24,780	20,036	(12,045)	—	101,098
Realized (loss)/gain on futures, forward and option contracts, net	(716)	—	2,855	47,601	(9,248)	—	40,492
Impairment of property, plant and equipment	—	—	(7,450)	—	—	—	(7,450)
Unrealized gain on futures, forward and option contracts, net	—	—	—	100,967	—	—	100,967
Gain / (loss) on disposal of subsidiaries	7,671	—	—	—	(4,154)	—	3,517
Changes for impairment of inventories	(54,463)	(273,796)	(7,884)	(17,802)	—	—	(353,945)
Reversal of/(provision for) impairment of receivables, net of bad debts recovered	19,320	(9,406)	(23,327)	(84,807)	(9,621)	—	(107,841)
Dividends of equity investments at fair value through other comprehensive income	—	—	1,000	—	108,914	—	109,914
Loss on disposal of associates	—	—	(1,904)	—	—	—	(1,904)
Gain on previously held equity interest remeasured at acquisition-date fair value	—	—	(3,177)	—	751,263	—	748,086
Investments in associates	89,734	558,759	2,064,425	131,691	3,518,853	—	6,363,462
Investments in joint ventures	989,840	—	435,867	77,211	1,890,431	—	3,393,349
Additions during the period:
Intangible assets	99,089	753	2,754	514	194	—	103,304
Land use rights	2,786	—	—	52	—	—	2,838
Property, plant and equipment (Note (ii))	2,564,003	4,602,580	1,610,442	101,360	143,839	—	9,022,224

Note:

(i)

The sales of self-produced products include sales of self-produced alumina amounting to RMB16,561 million, sales of self-produced primary aluminium amounting RMB13,517 million, and sales of self-produced other products amounting to RMB4,376 million.

(ii)	The additions to property, plant and equipment under sale and leaseback contracts (note 20) are not included.

					Corporate
					and other
		Primary			operating
	Alumina	aluminum	Energy	Trading	segments	Total
As at December 31, 2017

Segment assets	69,810,387	51,736,716	40,113,747	18,586,406	48,264,166	228,511,422
Reconciliation:
Elimination of inter-segment receivables						(30,170,567)
Other eliminations						(194,763)
Corporate and other unallocated assets:
Deferred tax assets						1,606,150
Prepaid income tax						64,557

Total assets						199,816,799

Segment liabilities	33,037,329	29,552,176	27,368,026	13,067,384	60,012,851	163,037,766
Reconciliation:
Elimination of inter-segment payables						(30,170,567)
Corporate and other unallocated liabilities:
Deferred tax liabilities						993,742
Income tax payable						213,262

Total liabilities						134,074,203

					Corporate
					and other
		Primary			operating
	Alumina	aluminum	Energy	Trading	segments	Total
As at December 31, 2018

Segment assets	82,677,250	57,712,842	39,458,086	20,129,355	33,577,526	233,555,059
Reconciliation:
Elimination of inter-segment receivables						(34,228,334)
Other eliminations						(155,283)
Corporate and other unallocated assets:
Deferred tax assets						1,542,569
Prepaid income tax						162,103

Total assets						200,876,114

Segment liabilities	38,817,030	34,492,538	27,265,031	14,442,010	50,492,049	165,508,658
Reconciliation:
Elimination of inter-segment payables						(34,228,334)
Corporate and other unallocated liabilities:
Deferred tax liabilities						1,812,805
Income tax payable						113,783

Total liabilities						133,206,912

Schedule of geographical information of the operating segments

	2016	2017	2018
Segment revenue from external customers
— Mainland China	142,018,789	171,954,097	171,023,595
— Outside Mainland China	2,835,793	9,066,331	9,216,559
	144,854,582	181,020,428	180,240,154

	2017	2018
Non-current assets (excluding financial assets and deferred tax assets)
— Mainland China	126,992,893	137,857,441
— Outside Mainland China	384,089	646,327
	127,376,982	138,503,768